Aug. 23, 2023
S 000031803 [Member]

Supplement To the Fund’s Prospectus

August 23, 2023

Notwithstanding anything to the contrary in the Fund’s prospectus, references to “Nasdaq Asia Pacific Ex-Japan Index” are replaced with “Nasdaq Developed Markets Asia Pacific Ex-Japan Index.”